SCHEDULE OF CHANGES IN DERIVATIVE LIABILITY (Details) - Derivative Financial Instruments, Liabilities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Outstanding as of beginning balance		$ 2,294,720
Initial fair value on issuance of convertible note		559,957
Change in fair value		(1,500,243)
Change in fair value		(1,354,434)
Outstanding as of ending balance